Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® 2015 Fund | A
Risk/Return:
Trading Symbol	LFTDX
MFS® Lifetime® 2015 Fund | B
Risk/Return:
Trading Symbol	LFTBX
MFS® Lifetime® 2015 Fund | C
Risk/Return:
Trading Symbol	LFTCX
MFS® Lifetime® 2015 Fund | I
Risk/Return:
Trading Symbol	LFTIX
MFS® Lifetime® 2015 Fund | R1
Risk/Return:
Trading Symbol	LFTRX
MFS® Lifetime® 2015 Fund | R2
Risk/Return:
Trading Symbol	LFTSX
MFS® Lifetime® 2015 Fund | R3
Risk/Return:
Trading Symbol	LFTTX
MFS® Lifetime® 2015 Fund | R4
Risk/Return:
Trading Symbol	LFTUX